Other Current Liability - Summary of Contract Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018
Current contract liabilities
Contract liabilities - current	$ 756	$ 113
Advance from customers
Current contract liabilities
Contract liabilities - current	668
Custodial service
Current contract liabilities
Contract liabilities - current	71
Transportation Service
Current contract liabilities
Contract liabilities - current	$ 17